Property, plant and equipment - Summary of Depreciation expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	€ 2,574	€ 2,102	€ 1,797
Research and development expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	1,684	1,502	1,315
General and administrative expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	€ 890	€ 600	€ 482